Accrued Expenses	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Accrued Expenses
Accrued Expenses

Note 8: Accrued Expenses

Accrued Expenses consists of the following at:

($ in thousands)	March 31, 2024	June 30, 2023
Marketing Funds Accruals	$2,897	$5,203
Payroll and Payroll Tax Accruals	2,454	2,765
Accruals for Other Expenses	1,986	1,372
Total Accrued Expenses	$7,337	$9,340

Note 7: Accrued Expenses

Accrued Expenses consists of the following at:

($ in thousands)	June 30, 2023	June 30, 2022
Marketing Funds Accruals	$5,203	$2,738
Payroll and Payroll Tax Accruals	2,765	3,904
Accruals for Other Expenses	1,372	4,931
Total Accrued Expenses	$9,340	$11,573